Goodwill (Details) ¥ in Thousands	Jul. 01, 2025 CNY (¥)
Business Combination [Line Items]
Percentage of acquisition	51.00%
Fujian Meilishuo International Travel Agency Co., Ltd [Member]
Business Combination [Line Items]
Cash consideration	¥ 2,550